Shareholders’ equity (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [abstract]
Net Profit As Recorded in Eni Spa Financial Statements	€ 3,586	€ 4,521
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	(466)	(5,480)
- difference between purchase cost and underlying carrying amounts of net equity, Net profit	(1)	(44)
- adjustments to comply with Group account policies, Net profit	202	(188)
- elimination of unrealized intercompany profits, Net profit	(88)	(56)
- deferred taxation, Net profit	144	(210)
Net profit	3,377	(1,457)	€ (9,373)
Non-controlling interest, Net profit	3	7	(595)
As recorded in Consolidated Financial Statements, Net profit	3,374	(1,464)	(8,778)
As recorded in Eni SpA's Financial Statements, Shareholders' equity	42,529	41,935
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	6,110	12,384
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	145	240
- adjustments to comply with Group account policies, Shareholders' equity	719	461
- elimination of unrealized intercompany profits, Shareholders' equity	(807)	(801)
- deferred taxation, Shareholders' equity	(617)	(1,133)
Total Shareholders' Equity	48,079	53,086	€ 57,409	€ 65,641
Non-controlling interest, Shareholders' equity	(49)	(49)
As recorded in Consolidated Financial Statements, Shareholders' equity	€ 48,030	€ 53,037